Cromwell Sustainable Balanced Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 54.6%	Shares	Value
Automobile Components - 1.1%
Aptiv PLC(a)	1,472	$117,245

Broadline Retail - 4.0%
Amazon.com, Inc.(a)	2,371	427,681

Capital Markets - 1.8%
The Charles Schwab Corp.	2,693	194,812

Chemicals - 2.4%
The Sherwin-Williams Co.	742	257,719

Construction Materials - 2.4%
Martin Marietta Materials, Inc.	421	258,469

Containers & Packaging - 2.9%
Ball Corp.	4,682	315,380

Energy Equipment & Services - 1.2%
Baker Hughes Co.	3,800	127,300

Financial Services - 1.9%
PayPal Holdings, Inc.(a)	3,134	209,947

Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc.	198	97,951

Hotels, Restaurants & Leisure - 1.4%
Expedia Group, Inc.(a)	396	54,549
Planet Fitness, Inc. - Class A(a)	1,580	98,955
		153,504

Insurance - 2.3%
The Progressive Corp.	1,223	252,941

Interactive Media & Services - 3.1%
Alphabet, Inc. - Class A(a)	484	73,050
Meta Platforms, Inc. - Class A	533	258,814
		331,864

IT Services - 1.0%
Accenture PLC - Class A	324	112,302

Life Sciences Tools & Services - 5.7%
Danaher Corp.	1,495	373,331
IQVIA Holdings, Inc.(a)	946	239,234
		612,565

Semiconductors & Semiconductor Equipment - 3.6%
Entegris, Inc.	1,889	265,480
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	906	123,261
		388,741

Software - 10.3%
Gitlab, Inc. - Class A(a)	1,171	68,293
Intuit, Inc.	277	180,050
Microsoft Corp.	1,063	447,224
Palo Alto Networks, Inc.(a)	790	224,463
Salesforce, Inc.	633	190,647
		1,110,677

Trading Companies & Distributors - 6.2%
AerCap Holdings NV(a)	3,680	319,829
Ferguson PLC	1,538	335,945
		655,774

Wireless Telecommunication Services - 2.4%
T-Mobile US, Inc.	1,570	256,255
TOTAL COMMON STOCKS (Cost $5,467,065)		5,881,127

U.S. TREASURY OBLIGATIONS - 30.7%	Par	Value
United States Treasury Note/Bond
4.25%, 03/15/2027	600,000	597,281
4.25%, 02/28/2029	1,150,000	1,151,707
4.00%, 02/15/2034	1,100,000	1,081,953
4.25%, 02/15/2054	480,000	472,163
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,305,629)		3,303,104

REAL ESTATE INVESTMENT TRUSTS - 2.2%	Shares	Value
Specialized Real Estate Investment Trusts - 2.2%
Equinix, Inc.	287	236,870
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $240,988)		236,870

SHORT-TERM INVESTMENTS - 5.5%
U.S. Treasury Bills - 5.5%	Par
5.27%, 06/20/2024(b)	600,000	593,051
TOTAL SHORT-TERM INVESTMENTS (Cost $593,053)		593,051

TOTAL INVESTMENTS - 93.0% (Cost $9,606,735)		10,014,152
Other Assets in Excess of Liabilities - 7.0%		758,566
TOTAL NET ASSETS - 100.0%		$10,772,718

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the effective yield as of March 31, 2024.

Summary of Fair Value Exposure at March 31, 2024

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Cromwell Sustainable Balanced Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$5,881,127	$–	$–	$5,881,127
U.S. Treasury Obligations	–	3,303,104	–	3,303,104
Real Estate Investment Trusts	236,870	–	–	236,870
U.S. Treasury Bills	–	593,051	–	593,051
Total Assets	$6,117,997	$3,896,155	$–	$10,014,152

Refer to the Schedule of Investments for industry classifications.